STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating costs:
Legal and accounting expenses	$ 712,495	$ 466,287
Insurance expense	251,768	516,250
Franchise tax expense	226,974	200,000
Listing fees	85,000	175,124
Other operating costs	7,795	2,458
Loss from operations	(1,670,440)	(1,577,543)
Other income (loss):
Change in fair value of warrant liability	(53,450)	16,688,950
Dividend income on marketable securities held in Trust Account	6,707,678	3,383,823
Financing expense	(934,906)
Other (expense) income	5,719,322	20,072,773
(Loss) Income before provision for income taxes	4,048,882	18,495,230
Provision for income taxes	(1,319,280)	(362,282)
Net (loss) income	2,729,602	18,132,948
Nonrelated Party
Operating costs:
Administrative expense	154,908	$ 217,424
Related Party
Operating costs:
Administrative expense	$ 231,500
Class A common stock subject to redemption
Other income (loss):
Weighted average shares outstanding, basic	12,413,050	23,000,000
Weighted average shares outstanding, diluted	12,413,050	23,000,000
Basic net income (loss) per share	$ 0.26	$ 0.66
Diluted net income (loss) per share	$ 0.26	$ 0.66
Class And B Non Redeemable Common Stock
Other income (loss):
Weighted average shares outstanding, basic	5,750,000	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000
Basic net income (loss) per share	$ (0.09)	$ 0.51
Diluted net income (loss) per share	$ (0.09)	$ 0.51